FAIR VALUE MEASUREMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plans, Defined Benefit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	$ 7,689	$ 8,902	$ 8,746
Pension Plans, Defined Benefit [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	276	261
Pension Plans, Defined Benefit [Member] | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,563	1,816
Pension Plans, Defined Benefit [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	817	1,063
Pension Plans, Defined Benefit [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	737	866
Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,173	1,566
Pension Plans, Defined Benefit [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,123	1,263
Pension Plans, Defined Benefit [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	764	799
Pension Plans, Defined Benefit [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	464	408
Pension Plans, Defined Benefit [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	772	860
Other postretirement benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	245	246	$ 243
Other postretirement benefits | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	8	10
Other postretirement benefits | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	116	114
Other postretirement benefits | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	6	7
Other postretirement benefits | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	80	79
Other postretirement benefits | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	8	9
Other postretirement benefits | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	15	16
Other postretirement benefits | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	5	5
Other postretirement benefits | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	3	3
Other postretirement benefits | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	4	3
Level 1 | Pension Plans, Defined Benefit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2,569	3,102
Level 1 | Pension Plans, Defined Benefit [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	128	161
Level 1 | Pension Plans, Defined Benefit [Member] | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,562	1,793
Level 1 | Pension Plans, Defined Benefit [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	802	1,050
Level 1 | Pension Plans, Defined Benefit [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Pension Plans, Defined Benefit [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	77	98
Level 1 | Pension Plans, Defined Benefit [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Pension Plans, Defined Benefit [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Pension Plans, Defined Benefit [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Other postretirement benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	210	216
Level 1 | Other postretirement benefits | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1	9
Level 1 | Other postretirement benefits | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	116	114
Level 1 | Other postretirement benefits | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	6	7
Level 1 | Other postretirement benefits | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	77	76
Level 1 | Other postretirement benefits | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Other postretirement benefits | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	10	10
Level 1 | Other postretirement benefits | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Other postretirement benefits | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 1 | Other postretirement benefits | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Pension Plans, Defined Benefit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2,084	2,529
Level 2 | Pension Plans, Defined Benefit [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	148	100
Level 2 | Pension Plans, Defined Benefit [Member] | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	6
Level 2 | Pension Plans, Defined Benefit [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	5	13
Level 2 | Pension Plans, Defined Benefit [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	736	863
Level 2 | Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,171	1,533
Level 2 | Pension Plans, Defined Benefit [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	15	7
Level 2 | Pension Plans, Defined Benefit [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Pension Plans, Defined Benefit [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Pension Plans, Defined Benefit [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	9	7
Level 2 | Other postretirement benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	18	13
Level 2 | Other postretirement benefits | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	7	1
Level 2 | Other postretirement benefits | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Other postretirement benefits | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Other postretirement benefits | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	3	3
Level 2 | Other postretirement benefits | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	8	9
Level 2 | Other postretirement benefits | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Other postretirement benefits | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Other postretirement benefits | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 2 | Other postretirement benefits | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 3 | Pension Plans, Defined Benefit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	235	392
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	392	465
Actual return on plan assets:
Related to assets still held at the reporting date	0	29
Related to assets sold during the year	(4)	(2)
Purchases, sales and settlements-net	(83)	(45)
Transfers in and/or out of Level 3-net	(25)	(27)
Foreign currency translation	(45)	(28)
Balance at the end of the period	235	392
Level 3 | Pension Plans, Defined Benefit [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 3 | Pension Plans, Defined Benefit [Member] | Equity securities
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	17	15
Actual return on plan assets:
Related to assets still held at the reporting date	(6)	1
Related to assets sold during the year	0	0
Purchases, sales and settlements-net	0	1
Transfers in and/or out of Level 3-net	0	0
Foreign currency translation	0	0
Balance at the end of the period	11	17
Level 3 | Pension Plans, Defined Benefit [Member] | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1	17
Level 3 | Pension Plans, Defined Benefit [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	10	0
Level 3 | Pension Plans, Defined Benefit [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1	3
Level 3 | Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2	33
Level 3 | Pension Plans, Defined Benefit [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 3 | Pension Plans, Defined Benefit [Member] | Fixed Income Securities [Member]
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	36	89
Actual return on plan assets:
Related to assets still held at the reporting date	1	17
Related to assets sold during the year	(4)	(2)
Purchases, sales and settlements-net	(6)	(41)
Transfers in and/or out of Level 3-net	(24)	(27)
Foreign currency translation	0	0
Balance at the end of the period	3	36
Level 3 | Pension Plans, Defined Benefit [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Level 3 | Pension Plans, Defined Benefit [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2	0
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	0	0
Actual return on plan assets:
Related to assets still held at the reporting date	0	0
Related to assets sold during the year	0	0
Purchases, sales and settlements-net	0	0
Transfers in and/or out of Level 3-net	2	0
Foreign currency translation	0	0
Balance at the end of the period	2	0
Level 3 | Pension Plans, Defined Benefit [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	219	339
Reconciliation of the beginning and ending balance of Level 3 assets for U.S. and non-U.S. pension plans
Balance at the beginning of the period	339	361
Actual return on plan assets:
Related to assets still held at the reporting date	5	11
Related to assets sold during the year	0	0
Purchases, sales and settlements-net	(77)	(5)
Transfers in and/or out of Level 3-net	(3)	0
Foreign currency translation	(45)	(28)
Balance at the end of the period	219	339
Other [Member] | Pension Plans, Defined Benefit [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	2,801	2,879
Other [Member] | Pension Plans, Defined Benefit [Member] | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Pension Plans, Defined Benefit [Member] | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Pension Plans, Defined Benefit [Member] | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Pension Plans, Defined Benefit [Member] | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Pension Plans, Defined Benefit [Member] | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	1,031	1,158
Other [Member] | Pension Plans, Defined Benefit [Member] | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	764	799
Other [Member] | Pension Plans, Defined Benefit [Member] | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	462	408
Other [Member] | Pension Plans, Defined Benefit [Member] | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	544	514
Other [Member] | Other postretirement benefits
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	17	17
Other [Member] | Other postretirement benefits | Cash and cash equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Other postretirement benefits | Equity securities U.S.-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Other postretirement benefits | Equity securities International-based companies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Other postretirement benefits | Government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Other postretirement benefits | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	0	0
Other [Member] | Other postretirement benefits | Mutual, pooled and commingled funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	5	6
Other [Member] | Other postretirement benefits | Hedge funds/limited partnerships
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	5	5
Other [Member] | Other postretirement benefits | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	3	3
Other [Member] | Other postretirement benefits | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value of Plan Assets	$ 4	$ 3